Fees Summary	Jun. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,607,820,500.00
Total Fee Amount	222,040.01
Total Offset Amount	0.00
Net Fee	$ 222,040.01
Offering Table N/A
Offset Table N/A	N/A